Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of amortized cost and approximate fair values of securities
Amortized Cost	$ 95,929	$ 109,943
Gross Unrealized Gains	2,808	2,157
Gross Unrealized Losses	(35)	(122)
Fair Value Totals	98,702	111,978
U.S. Treasury and Government Agencies [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	14,301	25,238
Gross Unrealized Gains	210	186
Gross Unrealized Losses
Fair Value Totals	14,511	25,424
Mortgage-backed securities [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	62,661	67,056
Gross Unrealized Gains	1,136	761
Gross Unrealized Losses	(33)	(118)
Fair Value Totals	63,764	67,699
State and political subdivisions [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	16,789	15,586
Gross Unrealized Gains	1,462	1,210
Gross Unrealized Losses	(2)	(4)
Fair Value Totals	18,249	16,792
Money Market Mutual Fund [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	2,155	2,040
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value Totals	2,155	2,040
Equity securities [Member]
Summary of amortized cost and approximate fair values of securities
Amortized Cost	23	23
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value Totals	$ 23	$ 23